Inventories, Net - Narrative (Details) - USD ($) $ in Thousands	Dec. 30, 2016	Sep. 30, 2016	Sep. 25, 2015
Inventory Disclosure [Abstract]
Inventories at lower of LIFO cost or market	82.00%	87.00%	80.00%
Excess and obsolete inventory reserve	$ 8,050	$ 8,447	$ 10,201